Segmented information (Geographical segment) (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Revenue	$ 2,587,758	$ 1,868,003
Non-current assets	3,412,349	3,520,607
Canada [member]
Disclosure of geographical areas [line items]
Revenue	1,877,742	994,534
Non-current assets	2,947,395	3,042,533
Australia [Member]
Disclosure of geographical areas [line items]
Non-current assets	389,152	397,678
United States [Member]
Disclosure of geographical areas [line items]
Revenue	710,016	873,469
Non-current assets	75,769	80,352
Kazakhstan [Member]
Disclosure of geographical areas [line items]
Non-current assets	28	38
Germany [Member]
Disclosure of geographical areas [line items]
Non-current assets	$ 5	$ 6